Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Interest payable	[1]			$ 46,639
Interest receivable	[2]		434,288	$ 171,657
Beijing Baihengda [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Interest payable			304,139
Guangxi Beihengda [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Interest receivable			$ 329,484
Forecast [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Agreement of interest payable		$ 304,139

[1]	Interest payable consists of interest from loans received from Beijing Baihengda. On January 21, 2022, March 28, 2022, and June 14, 2022, the Company and Beijing Baihengda (“Lenders”) and Guangxi Beihengda (“Borrowers”) entered into three loan agreements with similar terms. As of December 31, 2024, $304,139 interest payable to Beijing Baihengda and $329,484 interest receivable from Guangxi Beihengda were outstanding. In March 2025, the Company, Beijing Baihengda and Guangxi Beihengda entered into an agreement the interest payable to Beijing Baihengda, $304,139, would be paid by Guangxi Beihengda.
[2]	Interest receivable primarily consists of interest from loans to third parties and from investments.